August 30, 2016

COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf of its Series,

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)

AFRICA FUND (CAFRX)

COMMONWEALTH JAPAN FUND (CNJFX)

COMMONWEALTH GLOBAL FUND (CNGLX)

COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)

Supplement to the Summary Prospectuses, Prospectus and

Statement of Additional Information,

each dated February 28, 2016

The Summary Prospectuses, Prospectus and Statement of Additional Information, each dated February 28, 2016, of the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (collectively, the “Funds”) are each hereby amended to reflect the following new information:

Portfolio Manager Change

Effective August 29, 2016, Ronald Manning no longer serves as part of the portfolio management team for the Funds. All references to Ronald Manning in the Summary Prospectuses, the Prospectus and the SAI are hereby deleted.

Further Information

For further information, please contact the Funds toll-free at 1-888-345-1898. You may also obtain additional copies of the Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at 1-888-345-1898 or by visiting the Funds’ website at www.commonwealthfunds.com.